Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ (1,675)
Unrecognized loss (profit), cumulative loss	13,347
Unrecognized change in equity	14
Unrecognized change in equity, cumulative loss	(124)
Wave City Development Co., Ltd. [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(1,970)
Unrecognized loss (profit), cumulative loss	2,400
Unrecognized change in equity	0
Unrecognized change in equity, cumulative loss	0
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	295
Unrecognized loss (profit), cumulative loss	10,947
Unrecognized change in equity	14
Unrecognized change in equity, cumulative loss	₩ (124)